Related Party Transactions (Details)						3 Months Ended	6 Months Ended	9 Months Ended	11 Months Ended		12 Months Ended
	Jun. 01, 2023 USD ($) $ / shares shares	Oct. 12, 2022 USD ($)	Jan. 04, 2022	Jul. 20, 2021 USD ($)	Feb. 09, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Apr. 02, 2023 USD ($) shares	Sep. 02, 2021 shares
Related Party Transactions (Details) [Line Items]
Aggregate purchase price									$ 25,000
Due to affiliate								$ 437,693	$ 227,693	$ 227,693	$ 347,693
Warrant per share (in Dollars per share) | $ / shares								$ 1
Working Capital Loans Warrant [Member]
Related Party Transactions (Details) [Line Items]
Working capital								$ 1,500,000			$ 1,500,000
Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shares forfeited non-exercise of overallotment option shares (in Shares) | shares								750,000	750,000	750,000	750,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares								$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Secured Debt [Member]
Related Party Transactions (Details) [Line Items]
Unsecured debt		$ 1,000,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Due to affiliate								$ 437,693	$ 227,693	$ 227,693	$ 347,693
Founder Share Member [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Consideration received, shares (in Shares) | shares					5,750,000
Ordinary shares, par value (in Dollars per share) | $ / shares					$ 0.0001
Aggregate purchase price					$ 25,000
Shares subject to forfeiture shares (in Shares) | shares					750,000
Number of days to exercise over-allotment option					45 days						45 days
Number of shares forfeited non-exercise of overallotment option shares (in Shares) | shares													750,000
Restrictions on transfer period of time after business combination completion								1 year			1 year
Founder Share Member [Member] | Sponsor [Member] | Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination per share (in Dollars per share) | $ / shares								$ 12			$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination days								20			20
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination days								30			30
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination days								150 days			150 days
Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Outstanding borrowings working capital loans								$ 0			$ 0
Related Party Loans [Member] | Working Capital Loans Warrant [Member]
Related Party Transactions (Details) [Line Items]
Price of warrant (in Dollars per share) | $ / shares											$ 1
Outstanding borrowings working capital loans
Administrative Service Fee [Member]
Related Party Transactions (Details) [Line Items]
Expenses per month				$ 10,000
Expenses incurred and paid								90,000			120,000
Administrative Service Fee [Member] | Due To Affiliates Current [Member]
Related Party Transactions (Details) [Line Items]
Administrative support services								260,000		$ 50,000	170,000
Agreement With Sett Lucas Limited [Member]
Related Party Transactions (Details) [Line Items]
Percentage of pre-money enterprise valuation of potential target acquired			2.00%
Success fee payable in cash upon successful completion of the business combination												$ 1,000,000
Success fee payable in shares upon successful completion of the business combination (in Shares) | shares												300,000
Director Founder Share Assignment Agreement [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate purchase price shares (in Shares) | shares	250,000
Fair value of shares granted value	$ 2,425,500
Fair value of shares granted per share (in Dollars per share) | $ / shares	$ 9.7
Stock-based compensation expense	$ 0
Notes Payable, Other Payables [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Amount of loan proceeds received						$ 60,649	$ 150,000
Amount outstanding								2,631,948			$ 1,000,000
Amount borrowed for operating costs under the Note								$ 550,000